Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000253501 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253501 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253501 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253501 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253501 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253501 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253501 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253501 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253501 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253501 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253501 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253501 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253501 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253501 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253501 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000253501 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253501 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000253501 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000253501 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253501 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000253501 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000253501 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000253502 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253502 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253502 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253502 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253502 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253502 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253502 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253502 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253502 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253502 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253502 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253502 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253502 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253502 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000253502 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253502 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253502 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253502 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000253502 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000253502 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000253502 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000253502 | Equity
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253502 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.20%
C000253502 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000249820 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249820 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000249820 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249820 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249820 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249820 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249820 | 30303M102 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249820 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249820 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249820 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249820 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249820 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249820 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249820 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000249820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000249820 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000249820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000249820 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000249820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000249820 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249820 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.10%
C000249820 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000253503 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253503 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253503 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253503 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253503 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253503 | 30303M102 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253503 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253503 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253503 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253503 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253503 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253503 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000253503 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253503 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253503 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253503 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000253503 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253503 | Technology
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000253503 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253503 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253503 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253503 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253503 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.00%
C000253503 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000253504 | 243537107 | Deckers Outdoor Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253504 | 74624M102 | Pure Storage, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253504 | 252131107 | DexCom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253504 | 30212P303 | Expedia Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253504 | 526107107 | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253504 | 254709108 | Discover Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253504 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 562750109 | Manhattan Associates, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253504 | 828806109 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253504 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000253504 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253504 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253504 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000253504 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000253504 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253504 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000253504 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000253504 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000253504 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253504 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253504 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.60%
C000253504 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000253505 | 070830104 | Bath & Body Works, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253505 | 200340107 | Comerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253505 | 011659109 | Alaska Air Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253505 | 62482R107 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253505 | 267475101 | Dycom Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253505 | 534187109 | Lincoln National Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253505 | 433000106 | IES Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253505 | 78440X887 | SL Green Realty Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253505 | 554382101 | Macerich Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253505 | 03076K108 | Ameris Bancorp
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253505 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253505 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253505 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253505 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000253505 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253505 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000253505 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253505 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253505 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000253505 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000253505 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000253505 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253505 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.40%
C000253505 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000253505 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000253506 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253506 | 377322102 | Glaukos Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253506 | 01741R102 | Allegheny Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253506 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253506 | 056525108 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253506 | 04247X102 | Armstrong World Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253506 | 59001A102 | Meritage Homes Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253506 | 126402106 | CSW Industrials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253506 | 313855108 | Federal Signal Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253506 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253506 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253506 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000253506 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253506 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253506 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000253506 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253506 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000253506 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000253506 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000253506 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000253506 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000253507 | 252131107 | DexCom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 45841N107 | Interactive Brokers Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253507 | 253393102 | Dick's Sporting Goods, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253507 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253507 | 231561101 | Curtiss-Wright Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253507 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 171779309 | Ciena Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 929160109 | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | 19247G107 | Coherent Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253507 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253507 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253507 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253507 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000253507 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253507 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253507 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253507 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253507 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000253507 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000253507 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000253507 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000253507 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.00%
C000253508 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253508 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253508 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253508 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253508 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253508 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253508 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253508 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000253508 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253508 | 22160K105 | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253508 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000253508 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000253508 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253508 | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253508 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253508 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253508 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253508 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253508 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000253508 | United States
Holdings [Line Items]
Percent of Net Asset Value	71.40%
C000253508 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000253508 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.30%